Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 4,171	$ 4,268	$ 5,096
Cost of revenues	(3,829)	(4,156)	(4,771)
Gross profit	342	112	325
Equity in earnings of unconsolidated affiliates	72	91	149
General and administrative expenses	(147)	(143)	(155)
Impairment of goodwill	0	0
Asset impairment and restructuring charges	(6)	(39)	(70)
Gain on disposition of assets	5	7	61
Operating income	266	28	310
Interest expense	(21)	(13)	(11)
Other non-operating income	4	18	13
Income before income taxes and noncontrolling interests	249	33	312
Benefit (provision) for income taxes	193	(84)	(86)
Net income (loss)	442	(51)	226
Net income attributable to noncontrolling interests	(8)	(10)	(23)
Net income (loss) attributable to KBR	$ 434	$ (61)	$ 203
Net income (loss) attributable to KBR per share:
Basic (usd per share)	$ 3.06	$ (0.43)	$ 1.40
Diluted (usd per share)	$ 3.06	$ (0.43)	$ 1.40
Basic weighted average common shares outstanding (shares)	141	142	144
Diluted weighted average common shares outstanding (shares)	141	142	144
Cash dividends declared per share (usd per share)	$ 0.32	$ 0.32	$ 0.32